Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities [Abstract]
As at January 1	$ 91,991,314	$ 90,873,411
Interest on lease liabilities	10,801,250	9,996,046
Land rentals	(9,055,917)	(8,878,143)
As at December 31	93,736,647	91,991,314
Current portion of lease liabilities	9,183,475	9,003,395
Non-current portion of lease liabilities	$ 84,553,172	$ 82,987,919